UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7100 Forest Ave., Suite 303
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		August 6, 2012


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		108,126
						(thousands)


List of Other Included Managers:


NONE



FORM 13F INFORMATION TABLE

                                TITLE OF                  VALUE    SHARES OR SHR/ PUT/   INVEST  OTHER          VOT   AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP        (x1000)  PRIN AMT  PRN  CALL   DISCRTN MGRS  SOLE     SHARED  NONE

ABBOTT LABS			COM	     002824100	  2668	    41380    SH		  SOLE	       39705	0	1675
AT&T INC                        COM          00206R102    2442      68468    SH           SOLE         64868    0       3600
ACCENTURE PLC IRELAND           CL A         G1151C101    2130      35445    SH           SOLE         33765    0       1680
AIR PDTS & CHEMICALS INC        COM          009158106    2013      24935    SH           SOLE         23785    0       1150
APPLE INC                       COM          37833100      342        585    SH           SOLE           524    0         61
ARCHER DANIELS MIDLAND CO       COM          39483102     2792      94595    SH           SOLE         89935    0       4660
BANK OF NY MELLON CORP          COM          64058100     2197     100091    SH           SOLE         95091    0       5000
BANK OF AMERICA CORPORATION     COM          66050105      470      57482    SH           SOLE         55482    0       2000
BARRICK GOLD CORP               COM          67901108     2386      63510    SH           SOLE         60490    0       3020
BAXTER INTL INC                 COM          71813109     2505      47140    SH           SOLE         45040    0       2100
BB&T CORP                       COM          54937107      864      27993    SH           SOLE         26655    0       1338
BECTON DICKINSON & CO           COM          75887109     2263      30276    SH           SOLE         28661    0       1615
BERKSHIRE HATHAWAY CL B         COM          84670702     3121      37451    SH           SOLE         35151    0       2300
CHEVRON CORP                    COM          166764100     271       2564    SH           SOLE          2564    0          0
CISCO SYS INC                   COM          17275R102    1987     115712    SH           SOLE        109412   	0       6300
COMCAST CORP CLASS A            COM          20030N101    3508     109725    SH           SOLE        103725   	0       6000
CONOCOPHILLIPS                  COM          20825C104    1811      32415    SH           SOLE         30715    0       1700
DIAGEO PLC                      SPON ADR     25243Q205    3221      31255    SH           SOLE         29805    0       1450
DISNEY WALT CO                  COM          254687106    3664      75538    SH           SOLE         72638    0       2900
DOMINION RES INC VA             COM          25746U109    3320      61489    SH           SOLE         58129    0       3360
EMERSON ELEC CO                 COM          291011104    2586      55520    SH           SOLE         53020    0       2500
EXXON MOBIL CORP                COM          30231G102    4217      49276    SH           SOLE         47026    0       2250
FLOWERS FOODS INC               COM          343498101    2886     124215    SH           SOLE        118140   	0       6075
GENERAL ELECTRIC CO             COM          369604103    2210     106053    SH           SOLE         99868    0       6185
HEWLETT PACKARD CO              COM          428236103    1384      68844    SH           SOLE         65944    0       2900
INTERNATIONAL BUSINESS MACHS    COM          459044103    3470      17740    SH           SOLE         16870    0        870
JOHNSON & JOHNSON               COM          478160104    3583      53038    SH           SOLE         50149    0       2889
LOEWS CORP                      COM          540424108    2972      72647    SH           SOLE         69122    0       3525
MCDONALDS CORP                  COM 	     580135101     387       4375    SH           SOLE          4375    0          0
MCCORMICK & CO INC              COM NON VTG  579780206    3133      51650    SH           SOLE         49425    0       2225
MEDTRONIC INC                   COM          585055106     310       8014    SH           SOLE          8014    0          0
MICROSOFT CORP                  COM          594918104    2466      80601    SH           SOLE         76816    0       3785
NEWMARKET CORP                  COM          651587107     401       1853    SH           SOLE          1853    0          0
NEXTERA ENERGY INC              COM          65339F101    2400      34885    SH           SOLE         33085    0       1800
PAYCHEX INC                     COM          704326107     651      20716    SH           SOLE         20716    0          0
PEPSICO INC                     COM          713448108    3338      47234    SH           SOLE         44934    0       2300
PFIZER INC                      COM          717081103    3750     163024    SH           SOLE        156074   	0       6950
PHILLIPS 66			COM	     718546104     540      16237    SH           SOLE         15387    0        850
POTLATCH CORP NEW		COM	     737630103	  1164	    36435    SH		  SOLE	       34835	0	1600
PROCTER & GAMBLE CO             COM          742718109     472       7710    SH           SOLE          6437    0       1273
ROYAL DUTCH SHELL PLC           SPONS ADR A  780259206     226       3349    SH           SOLE          3349    0          0
SCANA CORP                      COM          80589M102    2201      46006    SH           SOLE         44181    0       1825
SCHLUMBERGER LTD                COM          806857108    2170      33425    SH           SOLE         32100    0       1325
SPDR GOLD TRUST                 GOLD SHRS    78463V107     532       3425    SH           SOLE          3425    0          0
TOTAL SYS SVCS                  COM          891906109    2237      93475    SH           SOLE         88925    0       4550
UNILEVER PLC                    SPONS ADR    904767704    2088      61900    SH           SOLE         59000    0       2900
VANGUARD EMERGING MRKTS         ETF          922042858     386	     9665    SH           SOLE          9665    0          0
VERIZON COMMUNICATIONS INC      COM          92343V104     381       8567    SH           SOLE          7310    0       1257
WAL-MART STORES INC             COM          931142103     226       3242    SH           SOLE          3142    0        100
WASTE MGMT INC DEL              COM          94106L109    2992      85590    SH           SOLE         84370    0       5220
WESTAR ENERGY INC               COM          95709T100    2141      71470    SH           SOLE         68220    0       3250
WILLIAMS COM INC DEL            COM          969457100    2422      84055    SH           SOLE         80205    0       3850
WILLIS GROUP HOLDINGS           COM          G96666105    2868      78605    SH           SOLE         75030    0       3575
WPX ENERGY INC                  COM          98212B103     961      59392    SH           SOLE         56422    0       2970